================================================================================

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended:  9/30/07
 ss                                           --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    TA Associates, Inc.
          ---------------------------------------------
 Address: 200 Clarendon St 56th Floor
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------
 Form 13F File Number:  28-06148
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:    Thomas P. Alber
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   617.574.6735
          ---------------------------------------------
 Signature, Place, and Date of Signing:

 /s/ Thomas P. Alber      Boston, MA                      11/13/07
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:                   0
                                         -------------------
 Form 13F Information Table Entry Total:     84,715,364
                                         -------------------
 Form 13F Information Table Value Total: $    1,701,965
                                         -------------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                                    Form 13F


Page _1_ of _1_                                  Name of Reporting Manager:  TA Associates, Inc.  09/30/07
                                                                             -----------------------------
---------------------------------------------------------------------------------------------------------
                                                                                           Item 5:
              Item 1:                 Item 2:        Item 3:           Item 4:            Shares of

           Name of Issuer          Title of Class     CUSIP          Fair Market          Principal
                                                      Number            Value               Amount

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Clayton Holdings Inc.                  Common      18418N 10 7         $   66,348,648       8,283,227
--------------------------------------------------------------------------------------------------------
Eagle Test Systems Inc.                Common      270006 10 9         $   78,895,357       6,154,084
--------------------------------------------------------------------------------------------------------
IPG Photonics Corp                     Common      44980X 10 9         $   60,620,391       3,083,438
--------------------------------------------------------------------------------------------------------
MetroPCS Communications Inc.           Common      591708 10 2         $1,028,381,416      37,697,266
--------------------------------------------------------------------------------------------------------
Monotype Imaging Holdings Inc.         Common      61022P 10 0         $  215,585,800      17,137,186
--------------------------------------------------------------------------------------------------------
NetScout Systems Inc.                  Common      64115T 10 4         $   19,964,604       1,831,615
--------------------------------------------------------------------------------------------------------
PROS Holdings Inc.                     Common      74346Y 10 3         $   73,514,399       6,090,671
--------------------------------------------------------------------------------------------------------
Tempur-Pedic International Inc.        Common      88023U 10 1         $  158,654,103       4,437,877
--------------------------------------------------------------------------------------------------------
                  COLUMN TOTALS                                         1,701,964,718      84,715,364
--------------------------------------------------------------------------------------------------------

                                                                                      ----------------------------------
                                                                                                (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------
                                                   Item 6:                                         Item 8:
              Item 1:                       Investment Discretion         Item 7:         Voting Authority (Shares)
                                   ------------------------------------               ---------------------------------
           Name of Issuer                     (b) Shared-                 Managers
                                   (a) Sole    As Defined  (c) Shared-  See Instr. V  (a) Sole   (b) Shared    (c) None
                                              in Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Clayton Holdings Inc.                 X                                                  X
-----------------------------------------------------------------------------------------------------------------------
Eagle Test Systems Inc.               X                                                  X
-----------------------------------------------------------------------------------------------------------------------
IPG Photonics Corp                    X                                                  X
-----------------------------------------------------------------------------------------------------------------------
MetroPCS Communications Inc.          X                                                  X
-----------------------------------------------------------------------------------------------------------------------
Monotype Imaging Holdings Inc.        X                                                  X
-----------------------------------------------------------------------------------------------------------------------
NetScout Systems Inc.                 X                                                  X
-----------------------------------------------------------------------------------------------------------------------
PROS Holdings Inc.                    X                                                  X
-----------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International Inc.       X                                                  X
-----------------------------------------------------------------------------------------------------------------------
                  COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------------------